Other Investments	12 Months Ended
Dec. 31, 2025
Other Investment [Abstract]
Other Investments
9.	Other Investments
As of December 31, this caption includes the following:

In thousands of soles	2025	2024	2023
Current investments
Sovereign debt securities - at FVOCI	30,237	100,228	93,132

	30,237	100,228	93,132

Non-current investments
Sovereign debt securities - at FVOCI	702	282	289

	702	282	289

As of December 2025, and 2024, and 2023 sovereign debt securities at FVOCI earned interest rates between 3.86% - 10.74%, and 2.4% - 12.6%, and 6.0% - 11.5%, respectively.